Exhibit 99.4

Monthly Investor Report: Verizon Master Trust - VZMT 2023-5

Collection Period	August 2025
Payment Date	09/22/2025
Transaction Month	24
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	9/22/25	09/08/2028	$265,070,000.00		5.61%			5.61%
Class A-1b	9/22/25	09/08/2028	$113,600,000.00	33	SOFR +0.68%	09/15/2025	4.38143%	5.06%
Class B	9/22/25	09/08/2028	$28,950,000.00		5.85%			5.85%
Class C	9/22/25	09/08/2028	$17,380,000.00		6.09%			6.09%

Total			$425,000,000.00

Series 2023-5 Allocation % x Group One Available Funds								$29,334,565.96
Amounts paid by the Cap Counterparty								N/A
Available Subordinated Amounts								$0.00
Amounts drawn on the Reserve Account								$4,632,152.59
Amounts released from Principal Funding Account								$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption								425,000,000.00

Total Available Funds								$458,966,718.55

Beginning of Period Reserve Account Balance								$4,632,152.59
Required Reserve Amount								$0.00
Shortfall in Required Reserve Amount								$0.00
Reserve Account funds needed this period (True/False)								FALSE
Reserve Account draw amount required								4,632,152.59
Reserve Account Deposit Amount								$0.00

End of Period Reserve Account Balance								$0.00

Waterfall Distribution				Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee				$31.59	$31.59	$0.00	$0.00	$458,966,686.96
Owner Trustee Fee				$0.00	$0.00	$0.00	$0.00	$458,966,686.96
Asset Representations Reviewer Fee				$17.42	$17.42	$0.00	$0.00	$458,966,669.54
Supplemental ARR Fee				$69.66	$69.66	$0.00	$0.00	$458,966,599.88
Indenture Trustee Fee				$1,250.00	$1,250.00	$0.00	$0.00	$458,965,349.88
Servicing Fee				$330,636.10	$330,636.10	$0.00	$0.00	$458,634,713.78
Class A-1a Note Interest				$1,239,202.25	$1,239,202.25	$0.00	$0.00	$457,395,511.53
Class A-1b Note Interest				$527,063.58	$527,063.58	$0.00	$0.00	$456,868,447.95
First Priority Principal Payment				$0.00	$0.00	$0.00	$0.00	$456,868,447.95
Class B Note Interest				$141,131.25	$141,131.25	$0.00	$0.00	$456,727,316.70
Second Priority Principal Payment				$0.00	$0.00	$0.00	$0.00	$456,727,316.70
Class C Note Interest				$88,203.50	$88,203.50	$0.00	$0.00	$456,639,113.20
Third Priority Principal Payment				$0.00	$0.00	$0.00	$0.00	$456,639,113.20
Reserve Account up to Required Reserve Amount				$0.00	$0.00	$0.00	$0.00	$456,639,113.20
Regular Priority Principal Payment				$425,000,000.00	$425,000,000.00	$0.00	$0.00	$31,639,113.20
Supplemental Successor Servicer Fee				$0.00	$0.00	$0.00	$0.00	$31,639,113.20
Additional Interest Amounts				$0.00	$0.00	$0.00	$0.00	$31,639,113.20
Make-Whole Payments				$0.00	$0.00	$0.00	$0.00	$31,639,113.20
Additional Fees and Expenses				$0.00	$0.00	$0.00	$0.00	$31,639,113.20
Additional Trust Expenses				$0.00	$0.00	$0.00	$0.00	$31,639,113.20
Class R Interest				$31,639,113.20	$31,639,113.20	$0.00	$0.00	$0.00

Total				$458,966,718.55	$458,966,718.55	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts								$425,000,000.00

Noteholder Payments			Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a			$265,070,000.00	$0.00	$1,239,202.25	$0.00	$0.00	$266,309,202.25
Class A-1b			$113,600,000.00	$0.00	$527,063.58	$0.00	$0.00	$114,127,063.58
Class B			$28,950,000.00	$0.00	$141,131.25	$0.00	$0.00	$29,091,131.25
Class C			$17,380,000.00	$0.00	$88,203.50	$0.00	$0.00	$17,468,203.50

Total			$425,000,000.00	$0.00	$1,995,600.58	$0.00	$0.00	$426,995,600.58

Noteholder Payments		Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
	Note Balance per $1,000 of Notes	Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$0.00	$0.00	$0.00	$0.00	$265,070,000.00	1.00	$0.00	0.00
Class A-1b	$0.00	$0.00	$0.00	$0.00	$113,600,000.00	1.00	$0.00	0.00
Class B	$0.00	$0.00	$0.00	$0.00	$28,950,000.00	1.00	$0.00	0.00
Class C	$0.00	$0.00	$0.00	$0.00	$17,380,000.00	1.00	$0.00	0.00

Total				$0.00	$425,000,000.00	1.00	$0.00	0.00

				Beginning Period		Add: Deposit		Ending Period
Principal Funding Account Limit				$212,500,000.00				$212,500,000.00
Principal Funding Account balance				$0.00		$0.00		$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.